Post-employment Benefits	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Post Employment Benefits [Abstract]
Post-employment Benefits

22. Post-employment benefits

Significant accounting estimates and judgements

The liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the statement of income/loss.

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. The remeasurement gains and losses are included in retained earnings in the statement of changes in equity and in the balance sheet.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in income as past service costs.

For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans. Employee contributions to these plans is voluntary and these contributions are matched by the employer. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available. Contributions are charged to the statement of income/loss as incurred.

Accounting policies

The Company operates defined benefit and defined contribution pension plans. Funded schemes are generally funded through payments to insurance companies or trustee-administered funds, determined by periodic actuarial calculations. A defined contribution plan is a pension plan under which the Company pays fixed contributions into a separate entity (a fund) and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. A defined benefit plan is a pension plan that is not a defined contribution plan. Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation.

The actual return on plan assets, excluding interest income measured at the discount rate, is recognized in other comprehensive income/loss within defined benefit plan remeasurements.

The Company has a funded defined benefit plan in Switzerland, an unfunded defined benefit plan in France and a defined contribution plans in the US. The Company has no occupational pension plans in the UK and Brazil.

Swiss pension plan

The Company contracted with the Swiss Life Collective BVG Foundation based in Zurich for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life SA within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results.

Although the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan.

French pension plan

In France, the bulk of pensions are paid by national pension schemes, which are unfunded. In addition, French employers are obliged by law to pay a retirement indemnity. Its amount depends on the last salary of the employee and on the period of activity with its employer. Rights to this benefit are acquired during the service life with the same employer on the condition that the employee will be with its employer at retirement date; it means that the rights are only vested on retirement date. This indemnity is in substance a defined benefit plan.

The following table provides additional details on the defined pension plans’ funded status (in USD thousands):

	December 31,
	2021	2020
Present value of defined benefit obligation	$(17,889)	$(15,938)
Fair value of plan assets	13,436	10,780
Net pension liability	$(4,453)	$(5,158)

The following table presents the movement in the defined benefit obligation (in USD thousands):

	2021			2020
	Funded	Unfunded	Total	Funded	Unfunded	Total
January 1	$(15,773)	$(165)	$(15,938)	$(10,703)	$(75)	$(10,778)
Service Cost	(1,054)	(80)	(1,134)	(1,547)	(49)	(1,596)
of which current service cost	(1,382)	(80)	(1,462)	(1,435)	(49)	(1,484)
of which past service cost	328	—	328	(112)	—	(112)
Interest expense	(49)	(1)	(50)	(6)	(1)	(7)
Actuarial gains (losses)	471	26	497	244	(30)	214
Actual plan participants’ contributions	(1,171)	—	(1,171)	(771)	—	(771)
Transfers (in) out due to (joiners) leavers	(651)	—	(651)	(1,663)	—	(1,663)
Currency translation differences	541	17	558	(1,327)	(10)	(1,337)
December 31	$(17,686)	$(203)	$(17,889)	$(15,773)	$(165)	$(15,938)

The service cost and interest expense are charged to the statement of income/loss as pension cost. Actuarial gains (losses) are credited or charged to other comprehensive income (loss) as defined benefit plan remeasurements.

As of December 31, 2021, the Swiss and French plans had 252 and 105 active members, respectively. As of December 31, 2020, the Swiss and French plans had 173 and 86 active members, respectively.

As a result of the reduction in conversion factors, the Company incurred a past service cost gain of $0.3 million for the year ended December 31, 2021.

The following table presents the movement in the defined benefit plans’ assets (in USD thousands):

	2021	2020
As of January 1	$10,780	$6,715
Interest income	39	4
Return on plan assets, excl. interest income	(32)	(45)
Administrative expenses	(62)	(42)
Employer contributions	1,257	819
Employee contributions	1,171	771
Transfers in (out) due to joiners (leavers)	651	1,663
Currency translation differences	(368)	895
As of December 31	$13,436	$10,780

The following table presents the defined benefit plan assets, which include the following (in USD thousands):

	December 31,
	2021	2020
Cash	$528	$319
Insurance policies	12,908	10,461
Total	$13,436	$10,780

The Swiss Life Collective BVG Foundation, to which the Swiss pension plan is affiliated, manages its funds in the interests of all members, with due attention to the priorities of liquidity, security, and return. The Company’s pension plan benefits from the economies of scale and diversification of risk available through this affiliation. The Company has no influence over the investment policy.

The follow table presents the pension costs recognized in statement of loss (in USD thousands):

	December 31,
	2021			2020			2019
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Service cost	$(1,054)	$(80)	$(1,134)	$(1,547)	$(49)	$(1,596)	$(843)	$(26)	$(869)
Interest cost	(49)	(1)	(50)	(6)	(1)	(7)	(68)	(1)	(69)
Total recognized	$(1,103)	$(81)	$(1,184)	$(1,553)	$(50)	$(1,603)	$(911)	$(27)	$(938)

The follow table presents the pension remeasurement recognized in statement other comprehensive loss (in USD thousands):

	December 31,
	2021			2020			2019
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Changes in demographic assumptions	$1,278	$—	$1,278	$1,039	$—	$1,039	$—	$—	$—
Changes in financial assumptions	37	13	50	157	(16)	141	(949)	(15)	(964)
Experience adjustments	(844)	13	(831)	(952)	(14)	(966)	(431)	10	(421)
Total actuarial gains (losses)	471	26	497	244	(30)	214	(1,380)	(5)	(1,385)
Return on plan assets	(32)	—	(32)	(45)	—	(45)	(93)	—	(93)
Currency translation differences	(4)	—	(4)	13	2	15	(45)	—	(45)
Total recognized	$435	$26	$461	$212	$(28)	$184	$(1,518)	$(5)	$(1,523)

The positive impact of changes in demographic assumptions in 2021 was due principally to an increase in the expected employee salaries increased from 100% to 125%. This implies that more members are expected to have a higher pensionable amount before pensionable age.

The positive impact of changes in demographic assumptions in 2020 was due principally to an increase in the expected employee turnover rate from 11% to 15%. This implies that more members are expected to leave the plan before pensionable age.

The negative experience adjustments in 2021 and 2020 were due largely to the shortfall between the additional defined benefit obligation attributable to new joiners and the assets that they transferred into the plan.

Key actuarial assumptions by plan

Discount rate

In estimating the defined benefit obligation, the discount rates used were, for the Swiss plan, 0.30% and 0.20% and, for the French plan, 0.35% and 0.70% for the years ended December 31, 2021 and 2020, respectively.

Expected rate of salary increase

The expected rate of annual salary increase was assumed to be, for the Swiss plan 1.25% and 1.00% and for the French plan 1.50% and 2.30% for the years ended December 31, 2021 and 2020, respectively.

Pension plan modified duration

The weighted average modified duration of the Swiss plan is 15.9 years and 18.8 years and of the French plan 25.9 years 26.8 years for the years ended December 31, 2021 and 2020, respectively.

Interest rates

For the Swiss plan, the interest on old age accounts is based, for the LPP account, on the LPP interest rate, which was 1.00% and 1.00% and, for the extra mandatory part, is equivalent to the discount rate, which was 0.30% and 0.35% for the years ended December 31, 2021 and 2020, respectively.

Inflation

For the Swiss plan, the expected annual rate of inflation is based on the inflation forecast of the Swiss National Bank and was assumed to be 0.75% and 0.50% for the years ended December 31, 2021 and 2020, respectively.

Mortality tables

Assumptions regarding future mortality experience are set based on actuarial advice provided in accordance with published statistics and experience and are based on the mortality generational tables BGV 2020 (Swiss) and TH/TF 00-02 (French). For the Swiss plan, the average life expectancy in years after retirement of a pensioner retiring at age 65 (male) and 64 (female) on the balance sheet date is, respectively, 22.57 and 22.72 and 24.37 and 24.76, for the years ended December 31, 2021 and 2020, respectively.

Sensitivity analysis

The following tables demonstrate the sensitivity of the defined benefit obligations to changes in the discount rate, expected rates of salary increase, interest credited on savings accounts, inflation and life expectancy at retirement age.

The table below presents the sensitivity analysis for the funded plans (in USD thousands):

	2021	2020
Discount rates
Increase of 25 basis points	(576)	(637)
Decrease of 25 basis points	635	697
Expected rates of salary increases
Increase of 25 basis points	122	137
Decrease of 25 basis points	(120)	(134)
Interest rate
Increase of 25 basis points	189	206
Decrease of 25 basis points	(185)	(199)
Inflation
Increase of 25 basis points	121	134
Decrease of 25 basis points	(118)	(130)
Life expectancy
Increase of 1 year	145	177
Decrease of 1 year	(145)	(176)

The table below presents the sensitivity analysis for the unfunded plans (in USD thousands):

	2021	2020
Discount rates
Increase of 50 basis points	(26)	(18)
Decrease of 50 basis points	30	20
Expected rates of salary increases
Increase of 50 basis points	30	20
Decrease of 50 basis points	(26)	(18)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the balance sheet.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

Future employer contributions

Expected employer contributions to the Swiss defined benefit pension plan for the year ending December 31, 2022 amount to $1.6 million.

Defined contribution plans

US pension plan

The Company has a multiple employer 401(k) defined contribution plan in the USA. The expense recognized in respect of the defined contribution plan in the USA was $0.2 million and less than $0.1 million for the years ended December 31, 2021 and 2020, respectively. The Company incurred no expense in the year ended December 31, 2019.